June 14, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Security Equity Fund (File Nos. 002-19458 and 811-01136)

Ladies and Gentlemen:

On behalf of Security Equity Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 132 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of incorporating certain changes to the name, investment objective, principal investment strategies and non-fundamental operating policies of the MSCI EAFE Equal Weight Fund, one of the series of the Corporation.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement before August 13, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee

Amy J. Lee

Secretary and Senior Vice President

Security Investors, LLC

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments

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